Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair value measurements

U.S. Cellular has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	Level within the Fair Value Hierarchy	December 31, 2016		December 31, 2015
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in millions)
Cash and cash equivalents	1	$586	$586	$715	$715
Long-term debt
Retail	2	917	929	917	929
Institutional	2	533	532	533	501
Other	2	203	203	214	214